UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

APRIL 30, 2024

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

 † Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK** — 98.5%	Shares	Value

COMMUNICATION SERVICES — 10.9%

Alphabet, Cl A *	350,048	$56,980,814

Alphabet, Cl C *	357,597	58,874,770

Meta Platforms, Cl A	34,004	14,627,501

T-Mobile US	141,767	23,273,888

Walt Disney	199,951	22,214,556

		175,971,529

CONSUMER DISCRETIONARY — 11.2%

Amazon.com *	584,700	102,322,500

Home Depot	86,291	28,840,178

McDonald’s	80,581	22,001,836

TJX	178,767	16,820,187

Ulta Beauty *	27,659	11,197,470

		181,182,171

CONSUMER STAPLES — 2.4%

Mondelez International, Cl A	223,903	16,107,582

PepsiCo	130,161	22,896,621

		39,004,203

ENERGY — 4.6%

Cheniere Energy	33,491	5,285,549

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

ENERGY (continued)

Chevron	99,714	$16,080,877

ConocoPhillips	166,234	20,882,315

Pioneer Natural Resources	120,515	32,457,100

		74,705,841

FINANCIALS — 15.5%

BlackRock, Cl A	18,885	14,251,376

Blackstone, Cl A	195,449	22,791,308

CME Group, Cl A	81,646	17,116,267

Fidelity National Information Services	250,507	17,014,435

Fiserv *	156,335	23,867,665

Intercontinental Exchange	185,817	23,925,797

JPMorgan Chase	129,055	24,745,006

PNC Financial Services Group	97,037	14,871,891

S&P Global	56,877	23,651,163

US Bancorp	386,867	15,718,406

Visa, Cl A	200,906	53,965,361

		251,918,675

HEALTH CARE — 13.7%

Abbott Laboratories	207,674	22,007,214

AstraZeneca PLC ADR	468,546	35,553,270

Danaher	128,111	31,594,735

Edwards Lifesciences *	185,784	15,730,331

IQVIA Holdings *	85,867	19,901,394

Stryker	44,800	15,075,200

Thermo Fisher Scientific	41,185	23,422,733

UnitedHealth Group	99,861	48,302,766

Zoetis, Cl A	62,146	9,896,129

		221,483,772

INDUSTRIALS — 6.9%

Automatic Data Processing	47,212	11,420,111

Honeywell International	159,785	30,795,363

Otis Worldwide	233,735	21,316,632

RTX	223,718	22,711,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)

Union Pacific	111,061	$26,339,227

		112,583,184

INFORMATION TECHNOLOGY — 26.4%

Adobe*	39,035	18,066,569

Analog Devices	116,554	23,381,898

Apple	357,783	60,941,178

Cisco Systems	523,001	24,570,587

Microsoft	348,694	135,757,035

NVIDIA	75,124	64,908,639

QUALCOMM	131,191	21,758,027

Roper Technologies	39,579	20,243,075

Salesforce	119,081	32,025,644

TE Connectivity	188,541	26,674,781

		428,327,433

MATERIALS — 2.8%

Linde PLC	55,045	24,272,643

Martin Marietta Materials	34,937	20,510,465

		44,783,108

REAL ESTATE — 1.8%

American Tower, Cl A ‡	89,531	15,359,938

Prologis ‡	70,264	7,170,441

VICI Properties, Cl A ‡	214,581	6,126,288

		28,656,667

UTILITIES — 2.3%

NextEra Energy	462,016	30,941,212

WEC Energy Group	79,272	6,551,038

		37,492,250

TOTAL COMMON STOCK (Cost $738,277,892)		1,596,108,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
APRIL 30, 2024 (Unaudited)

CASH EQUIVALENT — 1.5%	Shares	Value

First American Government Obligations Fund, Cl X, 5.230% (A)	24,675,814	$24,675,814

TOTAL CASH EQUIVALENT

(Cost $24,675,814)		24,675,814

TOTAL INVESTMENTS — 100.0%

(Cost $762,953,706)		$1,620,784,647

Percentages are based on Net Assets of $1,620,550,127.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0%	Shares	Value

COMMUNICATION SERVICES — 3.2%

Live Nation Entertainment *	46,129	$4,101,329

Pinterest, Cl A *	263,159	8,802,669

Trade Desk, Cl A *	169,796	14,067,599

		26,971,597

CONSUMER DISCRETIONARY — 15.3%

Academy Sports & Outdoors	75,772	4,417,507

Aptiv PLC *	68,868	4,889,628

AutoZone *	6,027	17,818,223

Chipotle Mexican Grill, Cl A *	4,296	13,573,642

Domino’s Pizza	17,338	9,176,483

Five Below *	50,323	7,364,268

Floor & Decor Holdings, Cl A *	61,211	6,753,410

Marriott International, Cl A	55,355	13,070,976

Ross Stores	123,573	16,008,882

Tractor Supply	60,892	16,628,387

Ulta Beauty *	25,525	10,333,541

Valvoline *	159,611	6,786,660

		126,821,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

CONSUMER STAPLES — 4.5%

Lamb Weston Holdings	44,002	$3,667,127

Monster Beverage *	187,499	10,021,821

Sprouts Farmers Market *	194,619	12,850,693

US Foods Holding *	209,026	10,503,556

		37,043,197

ENERGY — 3.2%

Cheniere Energy	92,845	14,652,798

Diamondback Energy	58,260	11,717,834

		26,370,632

FINANCIALS — 9.1%

Ameriprise Financial	57,153	23,535,034

Ares Management, Cl A	131,873	17,550,977

Corpay *	45,790	13,834,991

MSCI, Cl A	16,987	7,912,375

Tradeweb Markets, Cl A	123,143	12,524,874

		75,358,251

HEALTH CARE — 16.6%

Agilent Technologies	56,275	7,711,926

Align Technology *	48,102	13,583,043

Alnylam Pharmaceuticals *	51,452	7,406,515

Avantor *	298,674	7,236,871

Bio-Rad Laboratories, Cl A *	12,690	3,423,127

Cencora, Cl A	80,612	19,270,299

Charles River Laboratories International *	42,402	9,710,058

Dexcom*	138,966	17,702,879

Edwards Lifesciences *	65,463	5,542,752

GE HealthCare Technologies	50,353	3,838,913

Humana	20,202	6,102,822

ICON PLC *	42,215	12,575,004

Revvity	91,202	9,345,469

Veeva Systems, Cl A *	72,782	14,451,594

		137,901,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS — 18.9%

AMETEK	72,497	$12,662,326

Cintas	28,657	18,866,049

Copart *	309,369	16,801,830

Howmet Aerospace	209,653	13,994,338

Hubbell, Cl B	33,083	12,257,913

IDEX	46,036	10,149,097

Ingersoll Rand	140,113	13,075,345

Masco	114,251	7,820,481

Oshkosh	52,746	5,921,793

Pentair PLC	56,660	4,481,239

Regal Rexnord	51,161	8,255,851

Saia *	11,803	4,683,785

TransUnion	95,147	6,945,731

Waste Connections	68,097	11,037,843

WESCO International	34,569	5,280,415

Zurn Elkay Water Solutions	156,373	4,891,347

		157,125,383

INFORMATION TECHNOLOGY — 23.2%

Amphenol, Cl A	186,601	22,535,803

ANSYS *	17,992	5,845,241

Cadence Design Systems *	76,911	21,198,979

Crowdstrike Holdings, Cl A *	91,121	26,656,537

Datadog, Cl A *	148,583	18,647,166

Entegris	94,690	12,586,195

HubSpot *	24,979	15,109,048

Keysight Technologies *	62,869	9,300,840

KLA	6,230	4,294,277

Marvell Technology	143,159	9,435,609

Microchip Technology	151,612	13,945,272

Monday.com *	37,843	7,164,815

Monolithic Power Systems	9,335	6,248,195

Roper Technologies	22,732	11,626,509

Zscaler *	48,035	8,307,173

		192,901,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS — 1.6%

Arcadium Lithium PLC *	503,812	$2,216,771

Berry Global Group	117,792	6,671,739

FMC	75,764	4,470,834

		13,359,344

REAL ESTATE — 1.4%

CoStar Group *	81,075	7,420,795

SBA Communications, Cl A ‡	23,915	4,451,060

		11,871,855

TOTAL COMMON STOCK

(Cost $498,252,210)		805,724,797

CASH EQUIVALENT — 3.0%

First American Government Obligations Fund, Cl X, 5.230% (A)	24,797,367	24,797,367

TOTAL CASH EQUIVALENT

(Cost $24,797,367)		24,797,367

TOTAL INVESTMENTS — 100.0%

(Cost $523,049,577)		$830,522,164

Percentages are based on Net Assets of $830,702,195.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

Cl — Class

PLC — Public Limited Company

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 62.2%	Shares	Value

COMMUNICATION SERVICES — 1.2%
Alphabet, Cl A *	48,100	$7,829,718

CONSUMER DISCRETIONARY — 6.1%
Amazon.com *	64,300	11,252,500
Etsy *	24,500	1,682,415
Home Depot	37,907	12,669,277
McDonald’s	12,250	3,344,740
Service International	98,546	7,066,734
Vail Resorts	23,414	4,433,909

		40,449,575

CONSUMER STAPLES — 3.2%
PepsiCo	59,126	10,400,855
Procter & Gamble	64,069	10,456,061

		20,856,916

ENERGY — 2.6%
Cheniere Energy	28,450	4,489,979
Chevron	53,809	8,677,778
EQT	100,000	4,009,000

		17,176,757

FINANCIALS — 12.9%
Ares Capital	324,545	6,688,872
Ares Management, Cl A	67,951	9,043,599
Blue Owl Capital, Cl A	419,872	7,931,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)
CME Group, Cl A	28,709	$6,018,555
Fidelity National Information Services	91,200	6,194,304
Golub Capital BDC	215,919	3,750,513
Hannon Armstrong Sustainable Infrastructure Capital	129,008	3,226,490
JPMorgan Chase	60,438	11,588,382
S&P Global	21,397	8,897,514
US Bancorp	187,000	7,597,810
Visa, Cl A	50,932	13,680,845

		84,618,266

HEALTH CARE — 6.1%
Abbott Laboratories	90,000	9,537,300
Johnson & Johnson	64,386	9,309,572
Novartis ADR	69,438	6,744,513
UnitedHealth Group	30,430	14,718,991

		40,310,376

INDUSTRIALS — 7.1%
Automatic Data Processing	18,003	4,354,746
IDEX	25,004	5,512,382
Lockheed Martin	15,435	7,176,194
Republic Services, Cl A	51,088	9,793,570
Rollins	73,050	3,255,108
Union Pacific	42,978	10,192,662
United Parcel Service, Cl B	42,892	6,325,712

		46,610,374

INFORMATION TECHNOLOGY — 15.7%
Apple	157,768	26,872,623
Broadcom	10,809	14,054,619
Cisco Systems	135,081	6,346,105
Microchip Technology	104,536	9,615,221
Microsoft	92,758	36,113,472
QUALCOMM	61,215	10,152,508

		103,154,548

MATERIALS — 1.9%
Linde PLC	21,314	9,398,622
Sherwin-Williams	11,000	3,295,710

		12,694,332

REAL ESTATE — 2.6%
Invitation Homes ‡	120,395	4,117,509
Prologis ‡	66,626	6,799,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE (continued)
VICI Properties, Cl A ‡	215,041	$6,139,421

		17,056,113

UTILITIES — 2.8%
Brookfield Infrastructure, Cl A	204,125	6,219,678
NextEra Energy	186,679	12,501,892

		18,721,570

TOTAL COMMON STOCK (Cost $235,038,151)		409,478,545

CORPORATE OBLIGATIONS — 17.7%	Face Amount

COMMUNICATION SERVICES — 1.5%
Comcast
2.937%, 11/01/56	$6,111,000	3,566,149
T-Mobile USA
3.500%, 04/15/31	5,000,000	4,397,321
Verizon Communications
2.355%, 03/15/32	2,441,000	1,947,583

		9,911,053

CONSUMER DISCRETIONARY — 2.9%
Amazon.com
3.150%, 08/22/27	3,300,000	3,107,287
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,137,410
6.950%, 03/06/26	2,000,000	2,027,062
General Motors
6.800%, 10/01/27	3,500,000	3,614,391
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,346,230

		19,232,380

ENERGY — 1.8%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,678,209
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,571,204
Energy Transfer
5.550%, 05/15/34	1,952,000	1,899,657
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,554,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY (continued)
Sabine Pass Liquefaction
5.750%, 05/15/24	$74,000	$73,993
5.625%, 03/01/25	2,000,000	1,993,910

		11,771,299

FINANCIALS — 6.2%
Ally Financial
2.200%, 11/02/28	6,000,000	5,075,368
Ares Capital
3.875%, 01/15/26	5,000,000	4,814,296
Bank of America
8.738%, TSFR3M + 3.397%(B)(C)	2,000,000	2,007,226
3.950%, 04/21/25	5,750,000	5,649,682
Citigroup
3.875%, H15T5Y + 3.417%(B)(C)	2,000,000	1,877,368
Goldman Sachs Group MTN
7.337%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,095,143
JPMorgan Chase
8.888%, TSFR3M + 3.562%(B)(C)	1,500,000	1,500,000
8.178%, TSFR3M + 2.842%(B)(C)	1,000,000	1,005,421
5.000%, TSFR3M + 3.380%(B)(C)	2,000,000	1,990,060
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	4,000,000	3,838,196
OneMain Finance
3.500%, 01/15/27	3,000,000	2,760,023
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	2,907,023
Western Union
2.850%, 01/10/25	4,500,000	4,403,941

		40,923,747

HEALTH CARE — 0.9%
AbbVie
4.250%, 11/21/49	3,500,000	2,859,913
HCA
5.375%, 02/01/25	3,050,000	3,036,326

		5,896,239

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,783,763
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,324,210

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INDUSTRIALS (continued)
Quanta Services
2.900%, 10/01/30	$3,750,000	$3,207,038

		7,315,011

INFORMATION TECHNOLOGY — 2.2%
Apple
3.850%, 08/04/46	3,000,000	2,386,075
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,071,329
CommScope Technologies
6.000%, 06/15/25(A)	1,734,000	1,369,860
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	914,215
Oracle
6.150%, 11/09/29	3,000,000	3,093,871
5.550%, 02/06/53	2,000,000	1,838,097
Salesforce
3.700%, 04/11/28	3,000,000	2,855,724

		14,529,171

MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	1,962,631

REAL ESTATE — 0.7%
Boston Properties
2.750%, 10/01/26‡	1,000,000	925,627
VICI Properties
5.125%, 05/15/32‡	4,000,000	3,716,434

		4,642,061

TOTAL CORPORATE OBLIGATIONS (Cost $126,720,043)		116,183,592

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds
4.375%, 05/15/41	10,000,000	9,460,547
4.125%, 08/15/53	18,000,000	16,118,437
3.875%, 05/15/43	10,000,000	8,720,703

		34,299,687

U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	12,580,800	11,751,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value

U.S. Treasury Notes
2.000%, 08/15/25	$13,000,000	$12,489,140
1.625%, 05/15/31	10,000,000	8,183,594

		20,672,734

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,238,963)		66,723,471

MORTGAGE-BACKED SECURITIES — 6.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.9%
FHLMC
6.000%, 09/01/53	9,689,357	9,614,313
5.000%, 03/01/38	7,984,397	7,848,427
1.500%, 06/01/31	5,930,365	5,335,471
FNMA
6.000%, 01/01/53	4,479,411	4,448,582
6.000%, 07/01/53	7,085,167	7,152,647
4.500%, 07/01/52	12,181,749	11,235,249

TOTAL MORTGAGE-BACKED SECURITIES (Cost $46,952,546)		45,634,689

PREFERRED STOCK — 0.3%	Shares

FINANCIALS — 0.3%
Wells Fargo, 7.500% (C)	1,700	1,947,248

TOTAL PREFERRED STOCK (Cost $2,066,538)		1,947,248

CASH EQUIVALENT — 2.8%

First American Government Obligations Fund, Cl X, 5.230% (D)	18,171,790	18,171,790

TOTAL CASH EQUIVALENT (Cost $18,171,790)		18,171,790

TOTAL INVESTMENTS — 100.0% (Cost $498,188,031)		$658,139,335

WRITTEN OPTIONS — (0.1%)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.1%)
(Premiums Received $454,172)	(2,369)	$(528,301)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1%)

Call Options
Amazon*	(643)	$(11,252,500)	$193	05/18/24	$(181,326)
EQT Corp*	(1,000)	(4,009,000)	42	05/18/24	(54,000)
Etsy*	(245)	(1,682,415)	65	05/18/24	(172,725)
Google*	(481)	(7,829,718)	168	05/18/24	(120,250)

Total Written Options		$(24,773,633)			$(528,301)

Percentages are based on Net Assets of $657,844,290.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2024 was $13,321,254 which represents 2.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2024 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$409,478,545	$—	$—	$409,478,545
Corporate Obligations	—	116,183,592	—	116,183,592
U.S. Treasury Obligations	—	66,723,471	—	66,723,471
Mortgage-Backed Securities	—	45,634,689	—	45,634,689
Preferred Stock	1,947,248	—	—	1,947,248
Cash Equivalent	18,171,790	—	—	18,171,790

Total Investments in Securities	$429,597,583	$228,541,752	$—	$658,139,335

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(528,301)	$—	$—	$(528,301)

Total Other Financial Instruments	$(528,301)	$—	$—	$(528,301)

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK** — 94.4%	Shares	Value

COMMUNICATION SERVICES — 4.1%

Live Nation Entertainment *	21,484	$1,910,143

Meta Platforms, Cl A	16,219	6,976,927

Netflix *	3,225	1,775,814

		10,662,884

CONSUMER DISCRETIONARY — 10.3%

Amazon.com *	70,844	12,397,700

Chipotle Mexican Grill, Cl A *	2,780	8,783,688

MercadoLibre *	3,665	5,346,136

		26,527,524

CONSUMER STAPLES — 1.6%

elf Beauty *	25,983	4,223,017

FINANCIALS — 14.3%

Ares Management, Cl A	39,218	5,219,523

Blackstone, Cl A	33,639	3,922,644

Brown & Brown	76,108	6,205,846

Kinsale Capital Group	8,714	3,165,360

Mastercard, Cl A	23,239	10,485,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

FINANCIALS (continued)

S&P Global	19,361	$8,050,885

		37,049,695

HEALTH CARE — 12.2%

Danaher	11,496	2,835,143

Eli Lilly	16,692	13,038,121

ICON PLC *	5,315	1,583,232

IDEXX Laboratories *	7,767	3,827,267

Intuitive Surgical *	19,030	7,052,899

Zoetis, Cl A	21,444	3,414,743

		31,751,405

INDUSTRIALS — 11.8%

Cintas	8,498	5,594,573

FTAI Aviation	77,869	5,467,182

Howmet Aerospace	78,292	5,225,991

TransDigm Group	7,446	9,292,831

Uber Technologies *	27,251	1,805,924

United Rentals	4,940	3,299,871

		30,686,372

INFORMATION TECHNOLOGY — 32.7%

Adobe *	3,519	1,628,699

Advanced Micro Devices *	37,930	6,007,353

Amphenol, Cl A	41,487	5,010,385

ASML Holding, Cl G	3,210	2,800,629

Entegris	48,473	6,443,031

Gartner *	12,706	5,242,369

Globant *	18,123	3,236,587

Intuit	7,672	4,799,757

Microsoft	13,868	5,399,228

Monolithic Power Systems	9,204	6,160,513

NVIDIA	15,076	13,025,966

Palo Alto Networks *	33,833	9,841,681

Roper Technologies	10,816	5,531,951

ServiceNow *	3,455	2,395,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)

Workday, Cl A *	30,311	$7,418,011

		84,941,615

MATERIALS — 5.9%

Martin Marietta Materials	15,654	9,189,994

Sherwin-Williams	20,346	6,095,865

		15,285,859

REAL ESTATE — 1.5%

CoStar Group *	41,043	3,756,666

TOTAL COMMON STOCK (Cost $130,035,682)		244,885,037

CASH EQUIVALENT — 6.3%

First American Government Obligations Fund, Cl X, 5.230% (A)	16,431,510	16,431,510

TOTAL CASH EQUIVALENT (Cost $16,431,510)		16,431,510

TOTAL INVESTMENTS — 100.7%

(Cost $146,467,192)		$261,316,547

Percentages are based on Net Assets of $259,462,534.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

Cl — Class

PLC — Public Limited Company

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%	Shares	Value

COMMUNICATION SERVICES — 1.2%
Comcast, Cl A	98,180	$3,741,640

CONSUMER DISCRETIONARY — 3.9%
Dick’s Sporting Goods	31,033	6,235,771
Home Depot	9,767	3,264,327
TJX	26,874	2,528,574

		12,028,672

CONSUMER STAPLES — 0.6%
Sysco	27,052	2,010,505

ENERGY — 7.4%
Enterprise Products Partners	543,549	15,262,856
ONEOK	93,255	7,378,336

		22,641,192

FINANCIALS — 17.7%
Ameriprise Financial	10,051	4,138,901
Ares Management, Cl A	45,789	6,094,058
Blackstone, Cl A	103,855	12,110,532
Brookfield	157,953	6,337,074
Brookfield Asset Management, Cl A	41,092	1,569,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)
Charles Schwab	92,103	$6,811,017
CME Group, Cl A	41,834	8,770,080
Goldman Sachs Group	6,984	2,980,143
JPMorgan Chase	29,890	5,731,108

		54,542,216

HEALTH CARE — 21.8%
Abbott Laboratories	97,283	10,309,079
AbbVie	24,507	3,985,818
AstraZeneca PLC ADR	175,402	13,309,504
Cardinal Health	35,793	3,688,111
Elevance Health	24,115	12,746,707
Eli Lilly	22,351	17,458,366
Merck	41,949	5,420,650

		66,918,235

INDUSTRIALS — 12.8%
Broadridge Financial Solutions	34,068	6,589,092
FTAI Aviation	125,907	8,839,930
L3Harris Technologies	46,243	9,898,314
Parker-Hannifin	12,864	7,009,722
Robert Half	35,354	2,444,376
TransDigm Group	3,525	4,399,306

		39,180,740

INFORMATION TECHNOLOGY — 17.3%
Accenture PLC, Cl A	13,552	4,077,932
Apple	45,690	7,782,378
Broadcom	3,681	4,786,294
Dell Technologies, Cl C	51,533	6,423,073
International Business Machines	30,345	5,043,339
Microchip Technology	73,619	6,771,476
Microsoft	40,047	15,591,498
Texas Instruments	14,242	2,512,574

		52,988,564

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE — 10.4%

American Tower, Cl A ‡	28,811	$4,942,815

Equinix ‡	11,399	8,105,943

Iron Mountain ‡	83,755	6,492,688

Prologis‡	43,577	4,447,033

VICI Properties, Cl A ‡	278,506	7,951,346

		31,939,825

UTILITIES — 4.5%

Brookfield Infrastructure Partners	109,577	2,944,334

Brookfield Renewable Partners	224,048	4,707,248

NextEra Energy	93,007	6,228,679

		13,880,261

TOTAL COMMON STOCK (Cost $190,530,447)		299,871,850

CASH EQUIVALENT — 2.2%

First American Government Obligations Fund, Cl X, 5.230% (A)	6,637,477	6,637,477

TOTAL CASH EQUIVALENT (Cost $6,637,477)		6,637,477

TOTAL INVESTMENTS — 99.8% (Cost $197,167,924)		$306,509,327

Percentages are based on Net Assets of $307,006,262.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%	Shares	Value

AUSTRALIA — 1.9%

BHP Group	400,213	$10,976,262

BRAZIL — 1.8%

MercadoLibre*	7,361	10,737,491

CANADA — 3.2%

Brookfield	244,076	9,792,329

Canadian National Railway	75,103	9,120,509

		18,912,838

CHINA — 5.6%

Alibaba Group Holding ADR	74,691	5,590,621

Alibaba Group Holding	515,000	4,821,978

Tencent Holdings	315,741	13,855,726

Yum China Holdings	229,733	8,387,552

		32,655,877

DENMARK — 1.2%

Vestas Wind Systems *	271,815	7,284,270

FRANCE — 7.7%

Air Liquide	60,167	11,767,397

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FRANCE (continued)

Airbus	64,756	$10,656,119

Edenred	245,198	11,635,122

LVMH Moet Hennessy Louis Vuitton	13,358	10,972,764

		45,031,402

GERMANY — 6.2%

Heidelberg Materials	132,141	13,298,112

Siemens	72,100	13,506,772

Symrise, Cl A	89,810	9,626,893

		36,431,777

HONG KONG — 1.6%

AIA Group	1,290,000	9,448,422

INDIA — 2.4%

HDFC Bank ADR	238,569	13,741,574

IRELAND — 2.6%

ICON PLC *	50,541	15,055,153

ISRAEL — 2.0%

Check Point Software Technologies *	78,309	11,700,931

ITALY — 1.9%

Ferrari	27,454	11,291,153

JAPAN — 13.4%

Daikin Industries	51,000	6,961,058

FANUC	474,000	14,039,547

Kawasaki Heavy Industries	410,000	12,692,807

Shiseido	259,000	6,932,979

Sony Group	109,000	9,008,999

Tokio Marine Holdings	368,000	11,631,154

Toyota Motor	752,000	17,152,064

		78,418,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MEXICO — 1.4%

Fomento Economico Mexicano ADR	69,687	$8,199,372

NETHERLANDS — 2.4%

ASML Holding	15,892	13,842,152

NORWAY — 1.3%

Equinor	275,932	7,342,103

SINGAPORE — 3.6%

DBS Group Holdings	617,100	15,709,767

STMicroelectronics, Cl Y	127,143	5,029,777

		20,739,544

SPAIN — 4.9%

Amadeus IT Group	152,929	9,707,023

Banco Santander	3,911,999	19,034,376

		28,741,399

SWEDEN — 1.7%

Assa Abloy, Cl B	379,384	10,023,863

SWITZERLAND — 6.8%

Alcon	141,628	10,859,588

Chubb	45,200	11,238,528

Julius Baer Group	100,463	5,390,680

Novartis	123,871	12,022,616

		39,511,412

TAIWAN — 2.3%

Taiwan Semiconductor Manufacturing ADR	98,945	13,589,106

UNITED KINGDOM — 20.7%

AstraZeneca PLC	98,285	14,865,468

BAE Systems PLC	1,071,541	17,822,059

Compass Group PLC	404,822	11,259,582

Diageo PLC	305,631	10,562,484

InterContinental Hotels Group PLC	115,298	11,245,450

Lloyds Banking Group PLC	18,038,536	11,641,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UNITED KINGDOM (continued)

London Stock Exchange Group PLC	144,580	$15,938,477

Reckitt Benckiser Group PLC	108,500	6,065,896

Shell PLC	598,665	21,281,663

		120,682,831

TOTAL COMMON STOCK (Cost $494,037,864)		564,357,540

CASH EQUIVALENT — 2.9%

First American Government Obligations Fund, Cl X, 5.230% (A)	17,013,407	17,013,407

TOTAL CASH EQUIVALENT (Cost $17,013,407)		17,013,407

TOTAL INVESTMENTS — 99.5% (Cost $511,051,271)		$581,370,947

Percentages are based on Net Assets of $584,444,480.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$10,976,262	$—	$10,976,262

Brazil	10,737,491	—	—	10,737,491

Canada	18,912,838	—	—	18,912,838

China	13,978,173	18,677,704	—	32,655,877

Denmark	—	7,284,270	—	7,284,270

France	—	45,031,402	—	45,031,402

Germany	—	36,431,777	—	36,431,777

Hong Kong	—	9,448,422	—	9,448,422

India	13,741,574	—	—	13,741,574

Ireland	15,055,153	—	—	15,055,153

Israel	11,700,931	—	—	11,700,931

Italy	—	11,291,153	—	11,291,153

Japan	—	78,418,608	—	78,418,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2024 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Mexico	$8,199,372	$—	$—	$8,199,372
Netherlands	—	13,842,152	—	13,842,152
Norway	—	7,342,103	—	7,342,103
Singapore	5,029,777	15,709,767	—	20,739,544
Spain	—	28,741,399	—	28,741,399
Sweden	—	10,023,863	—	10,023,863
Switzerland	11,238,528	28,272,884	—	39,511,412
Taiwan	13,589,106	—	—	13,589,106
United Kingdom	—	120,682,831	—	120,682,831

Total Common Stock	122,182,943	442,174,597	—	564,357,540

Cash Equivalent	17,013,407	—	—	17,013,407

Total Investments in Securities	$139,196,350	$442,174,597	$—	$581,370,947

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Assets:

Investments at Value (Cost $762,953,706, $523,049,577 and $498,188,031, respectively)	$1,620,784,647	$830,522,164	$658,139,335

Dividends and Interest Receivable	557,029	146,041	2,370,349

Receivable for Capital Shares Sold	290,431	715,015	445,940

Reclaim Receivable	58,023	3,806	161,280

Prepaid Expenses	19,355	10,328	9,946

Total Assets	1,621,709,485	831,397,354	661,126,850

Liabilities:

Written Options, at value (Premiums Received $—, $— and $454,172, respectively)	–	–	528,301

Payable for Investment Securities Purchased	–	–	1,880,000

Payable for Capital Shares Redeemed	168,244	105,000	489,221

Audit Fees Payable	10,827	11,640	12,971

Payable Due to Adviser	872,828	522,297	326,309

Payable Due to Administrator	60,812	31,371	24,499

Chief Compliance Officer Fees Payable	4,237	1,748	1,301

Payable Due to Trustees	1,021	587	321

Other Accrued Expenses	41,389	22,516	19,637

Total Liabilities	1,159,358	695,159	3,282,560

Net Assets	$1,620,550,127	$830,702,195	$657,844,290

Net Assets Consist of:

Paid-in Capital	$710,608,892	$504,771,774	$489,311,700

Total Distributable Earnings	909,941,235	325,930,421	168,532,590

Net Assets	$1,620,550,127	$830,702,195	$657,844,290

Institutional Class Shares:

Outstanding Shares of Beneficial Interest

(unlimited authorization — no par value)	55,775,981	43,104,644	43,922,778

Net Asset Value, Offering and Redemption Price

Per Share	$29.05	$19.27	$14.98

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Assets:

Investments at Value (Cost $146,467,192, $197,167,924 and $511,051,271, respectively)	$261,316,547	$306,509,327	$581,370,947

Receivable for Capital Shares Sold	240,543	117,191	971,305

Dividends and Interest Receivable	115,209	613,920	2,093,397

Reclaim Receivable	–	11,109	1,021,018

Prepaid Expenses	12,000	21,775	10,463

Total Assets	261,684,299	307,273,322	585,467,130

Liabilities:

Payable for Investment Securities Purchased	1,998,903	–	–

Payable for Capital Shares Redeemed	17,060	29,706	526,136

Audit Fees Payable	12,210	12,107	13,087

Payable Due to Adviser	177,474	202,951	393,910

Payable Due to Administrator	9,750	11,428	21,640

Payable Due to Trustees	283	118	359

Chief Compliance Officer Fees Payable	–	203	978

Other Accrued Expenses	6,085	10,547	66,540

Total Liabilities	2,221,765	267,060	1,022,650

Net Assets	$259,462,534	$307,006,262	$584,444,480

Net Assets Consist of:

Paid-in Capital	$141,341,497	$204,938,482	$538,968,155

Total Distributable Earnings	118,121,037	102,067,780	45,476,325

Net Assets	$259,462,534	$307,006,262	$584,444,480

Institutional Class Shares:

Outstanding Shares of Beneficial Interest

(unlimited authorization — no par value)	6,990,155	5,586,936	46,322,379

Net Asset Value, Offering and Redemption Price

Per Share	$37.12	$54.95	$12.62

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Investment Income:

Dividends	$12,591,804	$3,085,067	$5,869,203

Interest	—	—	4,905,963

Less: Foreign Taxes Withheld	—	(5,737)	(63,062)

Total Investment Income	12,591,804	3,079,330	10,712,104

Expenses:

Investment Advisory Fees	5,144,546	3,004,311	1,971,321

Administration Fees	362,078	182,443	149,715

Trustees’ Fees	28,431	14,148	11,837

Chief Compliance Officer Fees	4,922	2,619	2,211

Transfer Agent Fees	39,500	26,589	24,549

Custodian Fees	27,678	13,645	12,348

Legal Fees	23,367	11,728	9,681

Printing Fees	18,927	9,265	11,972

Registration and Filing Fees	17,411	14,846	13,936

Audit Fees	13,105	12,761	13,931

Other Expenses	25,256	13,639	15,146

Total Expenses	5,705,221	3,305,994	2,236,647

Less:

Fees Paid Indirectly (Note 4)	(21,117)	(8,237)	(6,880)

Net Expenses	5,684,104	3,297,757	2,229,767

Net Investment Income (Loss)	6,907,700	(218,427)	8,482,337

Net Realized Gain on:

Investments	50,586,601	19,640,922	8,265,535

Written Options	—	—	632,322

Net Realized Gain	50,586,601	19,640,922	8,897,857

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	210,040,291	136,075,757	51,683,647

Written Options	—	—	(94,155)

Net Change in Unrealized Appreciation (Depreciation)	210,040,291	136,075,757	51,589,492

Net Realized and Unrealized Gain (Loss)	260,626,892	155,716,679	60,487,349

Net Increase in Net Assets Resulting from Operations	$267,534,592	$155,498,252	$68,969,686

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Investment Income:

Dividends	$889,685	$4,404,841	$7,103,685

Less: Foreign Taxes Withheld	(2,825)	(36,878)	(561,792)

Total Investment Income	886,860	4,367,963	6,541,893

Expenses:

Investment Advisory Fees	981,238	1,229,511	2,271,473

Administration Fees	54,472	70,026	126,193

Trustees’ Fees	4,080	5,562	9,860

Chief Compliance Officer Fees	997	1,198	1,898

Transfer Agent Fees	19,159	20,528	22,642

Registration and Filing Fees	13,883	14,640	13,107

Audit Fees	12,519	12,562	13,881

Custodian Fees	3,735	5,591	62,619

Legal Fees	3,443	4,523	8,092

Printing Fees	2,753	3,575	8,559

Other Expenses	5,109	6,321	10,140

Total Expenses	1,101,388	1,374,037	2,548,464

Less:

Fees Paid Indirectly (Note 4)	(14,950)	(12,510)	(5,286)

Net Expenses	1,086,438	1,361,527	2,543,178

Net Investment Income (Loss)	(199,578)	3,006,436	3,998,715

Net Realized Gain (Loss) on:

Investments	3,870,629	(3,457,705)	(2,649,112)

Foreign Currency Transactions	—	—	(134,225)

Net Realized Gain (Loss)	3,870,629	(3,457,705)	(2,783,337)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	52,085,467	55,373,567	68,743,902

Foreign Currency Translation	—	—	30,944

Net Change in Unrealized Appreciation (Depreciation)	52,085,467	55,373,567	68,774,846

Net Realized and Unrealized Gain (Loss)	55,956,096	51,915,862	65,991,509

Net Increase in Net Assets Resulting from Operations	$55,756,518	$54,922,298	$69,990,224

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Income	$6,907,700	$13,386,667

Net Realized Gain	50,586,601	59,048,007

Net Change in Unrealized Appreciation (Depreciation)	210,040,291	8,910,705

Net Increase in Net Assets Resulting from Operations	267,534,592	81,345,379

Distributions:

Institutional Class Shares	(72,698,157)	(56,757,459)

Total Distributions	(72,698,157)	(56,757,459)

Capital Share Transactions:

Institutional Class Shares

Issued	56,458,132	80,737,460

Reinvestment of Dividends and Distributions	64,763,273	55,814,926

Redeemed	(110,826,844)	(195,647,228)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,394,561	(59,094,842)

Total Increase (Decrease) in Net Assets	205,230,996	(34,506,922)

Net Assets:

Beginning of Period	1,415,319,131	1,449,826,053

End of Period	$1,620,550,127	$1,415,319,131

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Loss	$(218,427)	$(182,642)

Net Realized Gain	19,640,922	33,574,810

Net Change in Unrealized Appreciation (Depreciation)	136,075,757	(42,558,666)

Net Increase (Decrease) in Net Assets Resulting from Operations	155,498,252	(9,166,498)

Distributions:

Institutional Class Shares	(33,487,714)	(10,361,737)

Total Distributions	(33,487,714)	(10,361,737)

Capital Share Transactions:

Institutional Class Shares

Issued	49,596,785	83,590,182

Reinvestment of Dividends and Distributions	31,226,156	10,311,765

Redeemed	(46,591,438)	(81,569,940)

Net Increase in Net Assets from Capital Share Transactions	34,231,503	12,332,007

Total Increase (Decrease) in Net Assets	156,242,041	(7,196,228)

Net Assets:

Beginning of Period	674,460,154	681,656,382

End of Period	$830,702,195	$674,460,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Income	$8,482,337	$14,990,675

Net Realized Gain	8,897,857	3,595,895

Net Change in Unrealized Appreciation (Depreciation)	51,589,492	9,608,695

Net Increase in Net Assets Resulting from Operations	68,969,686	28,195,265

Distributions:

Institutional Class Shares	(8,334,485)	(14,500,190)

Total Distributions	(8,334,485)	(14,500,190)

Capital Share Transactions:

Institutional Class Shares

Issued	35,613,947	48,949,815

Reinvestment of Dividends and Distributions	4,659,124	12,742,418

Redeemed	(46,839,593)	(80,905,456)

Net Decrease in Net Assets from Capital Share Transactions	(6,566,522)	(19,213,223)

Total Increase (Decrease) in Net Assets	54,068,679	(5,518,148)

Net Assets:

Beginning of Period	603,775,611	609,293,759

End of Period	$657,844,290	$603,775,611

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Loss	$(199,578)	$(227,059)

Net Realized Gain	3,870,629	2,592,318

Net Change in Unrealized Appreciation (Depreciation)	52,085,467	10,980,351

Net Increase in Net Assets Resulting from Operations	55,756,518	13,345,610

Distributions:

Institutional Class Shares	(2,617,322)	(11,625,315)

Total Distributions	(2,617,322)	(11,625,315)

Capital Share Transactions:

Institutional Class Shares

Issued	31,147,170	20,294,268

Reinvestment of Dividends and Distributions	2,589,389	11,474,279

Redeemed	(14,019,145)	(49,890,220)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,717,414	(18,121,673)

Total Increase (Decrease) in Net Assets	72,856,610	(16,401,378)

Net Assets:

Beginning of Period	186,605,924	203,007,302

End of Period	$259,462,534	$186,605,924

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Income	$3,006,436	$6,507,685

Net Realized Loss	(3,457,705)	(4,799,454)

Net Change in Unrealized Appreciation (Depreciation)	55,373,567	(3,746,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	54,922,298	(2,038,490)

Distributions

Institutional Shares	(2,510,219)	(9,432,193)

Return of Capital	–	(805,582)

Total Distributions	(2,510,219)	(10,237,775)

Capital Share Transactions:

Institutional Shares

Issued	15,952,362	53,366,984

Reinvestment of Dividends and Distributions	2,184,196	9,279,902

Redeemed	(42,538,684)	(80,869,650)

Net Decrease in Net Assets from Capital Share Transactions	(24,402,126)	(18,222,764)

Total Increase (Decrease) in Net Assets	28,009,953	(30,499,029)

Net Assets:

Beginning of Period	278,996,309	309,495,338

End of Period	$307,006,262	$278,996,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Income	$3,998,715	$6,264,749

Net Realized Loss	(2,783,337)	(10,419,152)

Net Change in Unrealized Appreciation (Depreciation)	68,774,846	45,581,881

Net Increase in Net Assets Resulting from Operations	69,990,224	41,427,478

Distributions:

Institutional Class Shares	(6,353,603)	(5,493,762)

Total Distributions	(6,353,603)	(5,493,762)

Capital Share Transactions:

Institutional Class Shares

Issued	60,752,894	194,444,336

Reinvestment of Dividends and Distributions	4,878,254	5,380,714

Redeemed	(37,662,176)	(76,889,640)

Net Increase in Net Assets from Capital Share Transactions	27,968,972	122,935,410

Total Increase in Net Assets	91,605,593	158,869,126

Net Assets:

Beginning of Period	492,838,887	333,969,761

End of Period	$584,444,480	$492,838,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Institutional Class Shares		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period/ Year	$25.56	$25.18	$32.36	$23.69	$21.81	$20.76

Income (Loss) from Investment Operations:

Net Investment Income*	0.12	0.24	0.20	0.15	0.17	0.34

Net Realized and Unrealized Gain (Loss)	4.69	1.13	(5.18)	9.19	2.18	2.29

Total from Investment Operations	4.81	1.37	(4.98)	9.34	2.35	2.63

Dividends and Distributions:

Net Investment Income	(0.25)	(0.22)	(0.15)	(0.16)	(0.18)	(0.32)

Net Realized Gains	(1.07)	(0.77)	(2.05)	(0.51)	(0.29)	(1.26)

Total Dividends and Distributions	(1.32)	(0.99)	(2.20)	(0.67)	(0.47)	(1.58)

Net Asset Value, End of Period/Year	$29.05	$25.56	$25.18	$32.36	$23.69	$21.81

Total Return †	19.04%	5.73%	(16.61)%	40.11%	10.89%	14.55%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$1,620,550	$1,415,319	$1,449,826	$1,811,974	$1,319,591	$1,190,278

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.72%	0.72%	0.72%	0.74%	0.75%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.72%	0.72%	0.72%	0.74%	0.75%

Ratio of Net Investment Income to Average Net Assets	0.87%**	0.91%	0.72%	0.54%	0.74%	1.68%

Portfolio Turnover Rate	8%***	10%	13%	19%	19%	13%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Institutional Class Shares		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period/ Year	$16.33	$16.78	$23.66	$17.34	$16.27	$13.85

Income (Loss) from Investment Operations:

Net Investment Loss*	(0.01)	—	(0.05)	(0.09)	(0.02)	(0.01)

Net Realized and Unrealized Gain (Loss)	3.76	(0.19)	(4.55)	6.91	1.09	2.43

Total from Investment Operations	3.75	(0.19)	(4.60)	6.82	1.07	2.42

Dividends and Distributions:

Net Realized Gains	(0.81)	(0.26)	(2.28)	(0.50)	—	—

Total Dividends and Distributions	(0.81)	(0.26)	(2.28)	(0.50)	—	—

Net Asset Value, End of Period/Year	$19.27	$16.33	$16.78	$23.66	$17.34	$16.27

Total Return †	23.17%	(1.15)%	(21.53)%	39.86%	6.58%	17.47%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$830,702	$674,460	$681,656	$950,136	$714,895	$727,278

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.82%**	0.83%	0.83%	0.83%	0.84%	0.84%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.83%	0.83%	0.83%	0.84%	0.84%

Ratio of Net Investment Loss to Average Net Assets	(0.05)%**	(0.03)%	(0.27)%	(0.41)%	(0.14)%	(0.09)%

Portfolio Turnover Rate	6%***	32%	20%	26%	25%	18%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Institutional Class Shares		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period/ Year	$13.61	$13.31	$15.81	$12.72	$12.38	$11.26

Income (Loss) from Investment Operations:

Net Investment Income*	0.19	0.34	0.29	0.26	0.26	0.29

Net Realized and Unrealized Gain (Loss)	1.37	0.29	(2.15)	3.09	0.35	1.16

Total from Investment Operations	1.56	0.63	(1.86)	3.35	0.61	1.45

Dividends and Distributions:

Net Investment Income	(0.19)	(0.33)	(0.30)	(0.26)	(0.27)	(0.28)

Net Realized Gains	—	—	(0.34)	—	—	(0.05)

Total Dividends and Distributions	(0.19)	(0.33)	(0.64)	(0.26)	(0.27)	(0.33)

Net Asset Value, End of Period/Year	$14.98	$13.61	$13.31	$15.81	$12.72	$12.38

Total Return †	11.44%	4.69%	(12.21)%	26.51%	5.07%	13.14%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$657,844	$603,776	$609,294	$672,173	$508,104	$471,877

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.69%	0.69%	0.68%	0.69%	0.70%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.69%	0.69%	0.68%	0.69%	0.70%

Ratio of Net Investment Income to Average Net Assets	2.58%**	2.41%	1.98%	1.78%	2.06%	2.45%

Portfolio Turnover Rate	7%***	28%	20%	19%	21%	15%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024	Year Ended October 31,

Institutional Class Shares	(Unaudited)	2023	2022	2021	2020		2019

Net Asset Value, Beginning of Period/ Year	$28.87	$28.63	$43.08	$33.85	$30.40		$30.98

Income (Loss) from Investment Operations:

Net Investment Loss*	(0.03)	(0.03)	(0.02)	(0.14)	(0.20)		(0.21)

Net Realized and Unrealized Gain (Loss)	8.68	2.05	(10.02)	12.12	6.59		4.40

Total from Investment Operations	8.65	2.02	(10.04)	11.98	6.39		4.19

Dividends and Distributions:

Net Realized Gains	(0.40)	(1.78)	(4.41)	(2.75)	(2.94)		(4.77)

Total Dividends and Distributions	(0.40)	(1.78)	(4.41)	(2.75)	(2.94)		(4.77)

Net Asset Value, End of Period/Year	$37.12	$28.87	$28.63	$43.08	$33.85		$30.40

Total Return †	30.09%	7.78%	(26.01)%	37.35%	22.71%		18.51%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$259,463	$186,606	$203,007	$312,119	$210,258		$186,008

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.91%**	0.92%	0.92%	0.96%‡	1.10%	‡	1.10%‡

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.92%	0.92%	0.92%	0.94%		0.95%

Ratio of Net Investment Loss to Average Net Assets	(0.17)%**	(0.12)%	(0.07)%	(0.37)%	(0.66)%		(0.72)%

Portfolio Turnover Rate	15%***	44%	57%	66%	49%		56%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.

**	Annualized

***	Not Annualized

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024	Year Ended October 31,

Institutional Class Shares	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period/ Year	$46.15	$48.27	$58.99	$43.35	$43.60	$38.44

Income (Loss) from Investment Operations:

Net Investment Income*	0.52	1.03	0.78	0.42	0.32	0.22

Net Realized and Unrealized Gain (Loss)	8.72	(1.51)	(7.52)	18.46	1.19	7.19

Total from Investment Operations	9.24	(0.48)	(6.74)	18.88	1.51	7.41

Dividends and Distributions:

Net Investment Income	(0.44)	(0.83)	(0.89)	(0.71)	(0.48)	(0.37)

Net Realized Gains	—	(0.68)	(3.09)	(2.53)	(1.28)	(1.88)

Return of Capital	—	(0.13)	—	—	—	—

Total Dividends and Distributions	(0.44)	(1.64)	(3.98)	(3.24)	(1.76)	(2.25)

Net Asset Value, End of Period/Year	$54.95	$46.15	$48.27	$58.99	$43.35	$43.60

Total Return †	20.02%	(1.03)%	(12.16)%	45.57%	3.45%	20.94%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$307,006	$278,996	$309,495	$220,298	$133,560	$136,194

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.89%**	0.90%	0.90%	0.95%‡	1.10%‡	1.10%‡

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.89%**	0.90%	0.90%	0.91%	0.94%	0.95%

Ratio of Net Investment Income to Average Net Assets	1.96%**	2.13%	1.51%	0.81%	0.74%	0.55%

Portfolio Turnover Rate	10%***	27%	23%	30%	30%	23%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.

**	Annualized

***	Not Annualized

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2024	Year Ended October 31,				Period Ended October 31, 2019(1)

Institutional Class Shares	(Unaudited)	2023	2022	2021	2020

Net Asset Value, Beginning of Period/ Year	$11.18	$9.85	$13.34	$10.66	$10.38	$10.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.09	0.16	0.17	0.07	0.06	0.03

Net Realized and Unrealized Gain (Loss)	1.49	1.34	(3.41)	2.64	0.24	0.35

Total from Investment Operations	1.58	1.50	(3.24)	2.71	0.30	0.38

Dividends and Distributions:

Net Investment Income	(0.14)	(0.17)	(0.04)	(0.03)	(0.01)	—

Net Realized Gains	—	—	(0.21)	—	(0.01)	—

Total Dividends and Distributions	(0.14)	(0.17)	(0.25)	(0.03)	(0.02)	—

Net Asset Value, End of Period/Year	$12.62	$11.18	$9.85	$13.34	$10.66	$10.38

Total Return †	14.18%	15.22%	(24.69)%	25.46%	2.81%	3.80%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$584,444	$492,839	$333,970	$415,395	$197,524	$53,911

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.94%	0.94%	1.12%‡	1.21%**

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.94%	0.94%	1.07%	1.74%**

Ratio of Net Investment Income to Average Net Assets	1.44%**	1.38%	1.44%	0.53%	0.60%	0.65%**

Portfolio Turnover Rate	6%***	13%	14%	13%	10%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(1)	Fund commenced operations on May 31, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended April 30, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Written/Purchased Options — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the written or purchased option. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

For the period ended April 30, 2024, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:   $332,305

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written options are reported on the Statement of Operations as net realized gain or loss on written options and net change in unrealized depreciation or appreciation on written options. Written options transactions entered into during the period ended April 30, 2024, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The International Growth Fund imposes a 1.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase (subject to certain exceptions as disclosed in the Fund’s prospectus). For the period ended April 30, 2024, the Fund did not collect any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2024, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $362,078, $182,443, $149,715, $54,472, $70,026 and $126,193 respectively, for these services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the period ended April 30, 2024, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $21,117, $8,237, $6,880, $14,950, $12,510 and $5,286, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2025. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2024. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2024, there are no previously waived fees that are eligible to be recaptured from the Funds.

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,990,232	56,458,132	3,159,769	80,737,460
Reinvestment of Dividends and Distributions	2,327,103	64,763,273	2,315,195	55,814,926
Redeemed	(3,905,020)	(110,826,844)	(7,697,024)	(195,647,228)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	412,315	10,394,561	(2,222,060)	(59,094,842)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

	Mid Cap Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	2,584,504	49,596,785	4,766,527	83,590,182
Reinvestment of Dividends and Distributions	1,681,538	31,226,156	631,848	10,311,765
Redeemed	(2,459,756)	(46,591,438)	(4,716,464)	(81,569,940)

Net Increase in Shares Outstanding from Share Transactions	1,806,286	34,231,503	681,911	12,332,007

	Income Opportunities Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	2,371,495	35,613,947	3,514,786	48,949,815
Reinvestment of Dividends and Distributions	306,036	4,659,124	922,572	12,742,418
Redeemed	(3,118,009)	(46,839,593)	(5,836,657)	(80,905,456)

Net Decrease in Shares Outstanding from Share Transactions	(440,478)	(6,566,522)	(1,399,299)	(19,213,223)

	All Cap Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	846,735	31,147,170	696,971	20,294,268
Reinvestment of Dividends and Distributions	75,295	2,589,389	444,395	11,474,279
Redeemed	(396,315)	(14,019,145)	(1,767,809)	(49,890,220)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	525,715	19,717,414	(626,443)	(18,121,673)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

	Equity Income Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	295,430	15,952,362	1,110,552	53,366,984
Reinvestment of Dividends and Distributions	39,594	2,184,196	197,126	9,279,902
Redeemed	(793,861)	(42,538,684)	(1,674,166)	(80,869,650)

Net Decrease in Shares Outstanding from Share Transactions	(458,837)	(24,402,126)	(366,488)	(18,222,764)

	International Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	4,917,794	60,752,894	16,507,723	194,444,336
Reinvestment of Dividends and Distributions	394,362	4,878,254	491,389	5,380,714
Redeemed	(3,066,932)	(37,662,176)	(6,820,538)	(76,889,640)

Net Increase in Shares Outstanding from Share Transactions	2,245,224	27,968,972	10,178,574	122,935,410

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2024, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$124,690,349	$178,883,180	$–	$–
Mid Cap Equity Fund	48,081,936	51,841,608	–	–
Income Opportunities Fund	35,933,633	39,330,177	12,520,483	2,036,503
All Cap Growth Fund	43,267,336	35,470,248	–	–
Equity Income Fund	30,700,222	49,283,601	–	–
International Growth Fund	51,224,816	31,230,428	–	–

8. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Income Opportunities Fund
Equity contracts	–	$–	Equity contracts	Written Options, at value	$528,301

Total Derivatives not accounted for as hedging instruments		$–			$528,301

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$632,322

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$(94,155)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), reclassification of distributions and partnership investments.

The tax character of dividends and distributions paid during the years ended

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

October 31, 2023 and October 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

Disciplined Equity Fund
2023	$12,874,032	$43,883,427	$–	$56,757,459
2022	9,284,442	113,761,841	–	123,046,283
Mid Cap Equity Fund
2023	–	10,361,737	–	10,361,737
2022	–	91,134,908	–	91,134,908
Income Opportunities Fund
2023	14,500,190	–	–	14,500,190
2022	13,341,217	14,597,768	–	27,938,985
All Cap Growth Fund
2023	–	11,625,315	–	11,625,315
2022	–	32,006,452	–	32,006,452
Equity Income Fund
2023	5,202,910	4,229,283	805,582	10,237,775
2022	4,027,127	12,078,939	–	16,106,066
International Growth Fund
2023	5,493,762	–	–	5,493,762
2022	1,287,622	6,678,653	–	7,966,275

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Disciplined Equity Fund	$10,097,879	$58,827,840	$—	$—	$646,179,081	$—	$715,104,800

Mid Cap Equity Fund	—	33,484,244	(509,973)	—	170,945,390	222	203,919,883

Income Opportunities Fund	742,761	—	—	(690,093)	107,661,518	183,203	107,897,389

All Cap Growth Fund	—	2,616,432	(227,057)	—	62,592,473	(7)	64,981,841

Equity Income Fund	—	—	—	(1,505,911)	55,687,249	(4,525,637)	49,655,701

International Growth Fund	6,028,199	—	—	(24,962,219)	773,722	2	(18,160,296)

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2023 through October 31, 2023. The funds can elect to treat them as arising in the first date of the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
Income Opportunities Fund	$690,093	—	$690,093
Equity Income Fund	1,505,911	—	1,505,911
International Growth Fund	9,791,363	15,170,856	24,962,219

During the year ended October 31, 2023, the Income Opportunities Fund utilized $3,539,736 of short-term capital loss carryforwards to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, investment in Partnerships, PFIC and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Disciplined Equity Fund	$762,953,706	$862,737,989	$(4,907,048)	$857,830,941

Mid Cap Equity Fund	523,049,577	312,502,267	(5,029,680)	307,472,587

Income Opportunities Fund	498,188,031	178,102,980	(18,151,676)	159,951,304

All Cap Growth Fund	146,467,192	115,211,253	(361,898)	114,849,355

Equity Income Fund	197,167,924	113,470,051	(4,128,648)	109,341,403

International Growth Fund	511,051,271	105,949,058	(35,629,382)	70,319,676

10. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Securities Risk (Disciplined Equity Fund) — The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) —As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The small-and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and midsized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles. Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs may concentrate their investments in specific geographic areas or in specific property types, and are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes and losses from casualty or condemnation; and other factors outside the control of the issuer of the security.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Mid-Capitalization Company Risk (Mid Cap Equity Fund) — The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk (All Cap Growth Fund and Equity Income Fund) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Sector Focus Risk (Equity Income Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Information Technology Sector Risk (Equity Income Fund) — Information

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Financials Sector Risk (Equity Income Fund) — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

American Depositary Receipts Risk (International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Line of Credit:

The Funds entered into an agreement on August 1, 2023, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on July 29, 2024. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. During and as of the six months ended April 30, 2024, there were no borrowings in the Funds.

12. Other:

At April 30, 2024, the percentage of total shares outstanding held by shareholders owning 10% or greater for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of	%
	Shareholders	Ownership
Disciplined Equity Fund	4	89%
Mid Cap Equity Fund	4	92%
Income Opportunities Fund	4	88%
All Cap Growth Fund	2	91%
Equity Income Fund	2	84%
International Growth Fund	5	100%

13. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 to April 30, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2024
(Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	4/30/24	Ratios	Period*

CIBC Atlas Disciplined Equity Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,190.40	0.72%	$3.92

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,021.28	0.72%	$3.62

CIBC Atlas Mid Cap Equity Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,231.70	0.82%	$4.55

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.79	0.82%	$4.12

CIBC Atlas Income Opportunities Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,114.40	0.68%	$3.57

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,021.48	0.68%	$3.42

CIBC Atlas All Cap Growth Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,300.90	0.91%	$5.21

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.34	0.91%	$4.57

CIBC Atlas Equity Income Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,200.20	0.89%	$4.87

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.44	0.89%	$4.47

CIBC Atlas International Growth Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,141.80	0.92%	$4.90

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.29	0.92%	$4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

This page intentionally left blank.

This page intentionally left blank.

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-1100

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024